Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock	Preferred stock	Treasury Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit	Total DryShips Stockholders Equity	Non controlling interests
BALANCE value, at Dec. 31, 2013	$ 3,831,698	$ 1			$ 2,828,817	$ (6,062)	$ (209,120)	$ 2,613,636	$ 1,218,062
BALANCE shares, at Dec. 31, 2013		36,055		(1,750)
Net income/ (loss)	58,020						(47,512)	(47,512)	105,532
Issuance of common stock, value (Note 13)	422,375				422,375			422,375
Issuance of common stock, shares (Note 13)		22,684
Issuance of non-vested shares, shares		100
Issuance of treasury stock, shares				(1,258)
Issuance of subsidiary shares to non-controlling interest	(1,267)				(4,758)	13		(4,745)	3,478
Other comprehensive income	(968)					(573)		(573)	(395)
Amortization of stock based compensation	11,093				9,640			9,640	1,453
Dividends paid	(30,563)								(30,563)
BALANCE value, at Dec. 31, 2014	4,290,388	$ 1			3,256,074	(6,622)	(256,632)	2,992,821	1,297,567
BALANCE shares, at Dec. 31, 2014		58,839		(3,008)
Net income/ (loss)	(2,808,086)						(2,847,061)	(2,847,061)	38,975
Issuance of common stock, value (Note 13)	(228)				(228)			(228)
Issuance of preferred stock, value (Note 13)	10,000				10,000			10,000
Issuance of preferred stock, shares (Note 13)			8,333
Issuance of non-vested shares, shares		175
Conversion of stock, shares converted (Note 13)				(1)
Issuance of subsidiary shares to non-controlling interest	1,266				(49,444)	169		(49,275)	50,541
Acquisition of Nautilus Offshore Services Inc.					222		(276)	(54)	54
Other comprehensive income	516					401		401	115
Amortization of stock based compensation	9,364				8,523			8,523	841
Deconsolidation of Ocean Rig	(1,361,282)					6,285		6,285	(1,367,567)
Dividends paid	(20,526)								$ (20,526)
BALANCE value, at Dec. 31, 2015	121,412	$ 1			3,225,147	233	(3,103,969)	121,412
BALANCE shares, at Dec. 31, 2015		59,014	8,333	(3,009)
Net income/ (loss)	(198,686)						(198,686)	(198,686)
Issuance of common stock, value (Note 13)	14,434	$ 4			14,430			14,434
Issuance of common stock, shares (Note 13)		433,485
Issuance of preferred stock, value (Note 13)	117,981				117,981			117,981
Issuance of preferred stock, shares (Note 13)			41,688
Conversion of stock, amount issued (Note 13)	41	$ 41						41
Conversion of stock, shares issued (Note 13)		4,124,643
Conversion of stock, shares converted (Note 13)			(12,522)
Exchange of Revolving Facility with preferred shares, value (Note 4)	(8,750)				(8,750)			(8,750)
Exchange of Revolving Facility with preferred shares, shares (Note 4)			(8,333)
Sale of investment in Ocean Rig (Note 4)	(343)					(343)		(343)
Other comprehensive income	110					$ 110		110
Amortization of stock based compensation	3,770				3,770			3,770
Loss from common control transaction	(195)				(195)			(195)
Dividends paid					7,695		(7,695)
BALANCE value, at Dec. 31, 2016	$ 49,774	$ 46			$ 3,360,078		$ (3,310,350)	$ 49,774
BALANCE shares, at Dec. 31, 2016		4,617,142	29,166	(3,009)